Other Operating Expenses (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Operating Expenses
Exchange rate differences	kr 596	kr 7,133	kr 1,807
Net loss on disposal of equipment			67
Change in value of the contingent consideration at fair value		15,941	4,470
Other expenses	539
Total	kr 1,135	kr 23,074	kr 6,344